Schedule of Contractual Maturities (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Contractual Maturities Year 1	$ 106,560	$ 87,572
Contractual Maturities Year 2	1,638	1,432
Contractual Maturities Year 3	2,462	1,001
Contractual Maturities Year 4	1,212	851
Contractual Maturities Year 5 and Over	3,224	1,568
Total	115,096	92,424
Long-Term Debt [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Contractual Maturities Year 1	42,651	42,505
Contractual Maturities Year 2
Contractual Maturities Year 3	940
Contractual Maturities Year 4
Contractual Maturities Year 5 and Over
Total	43,591	42,505
Bank Indebtedness [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Contractual Maturities Year 1	5,019	3,257
Contractual Maturities Year 2
Contractual Maturities Year 3
Contractual Maturities Year 4
Contractual Maturities Year 5 and Over
Total	5,019	3,257
Convertible Debentures [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Contractual Maturities Year 1	3,012	1,239
Contractual Maturities Year 2
Contractual Maturities Year 3
Contractual Maturities Year 4
Contractual Maturities Year 5 and Over
Total	3,012	1,239
Trade and Other Payables [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Contractual Maturities Year 1	53,893	38,933
Contractual Maturities Year 2
Contractual Maturities Year 3
Contractual Maturities Year 4
Contractual Maturities Year 5 and Over
Total	$ 53,893	$ 38,933